FINANCIAL RISK MANAGEMENT - Sensitivity analysis of exchange and interest rate risk (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 ARS ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Financial risk management
Investments	$ 33,584	$ 269,959
Currency risk
Financial risk management
Net liability position in foreign currency			$ 2,201	$ 2,564
Estimated variation in exchange rate	20.00%	20.00%
Estimated variation in consolidated amounts of foreign currency position	$ 454,495			$ 902,961
Interest rate risk
Financial risk management
Variation in agreed interest rates (as a percent)	1.00%	1.00%
Effect of gain or loss	$ 2,758	$ 11,456
Price Risk
Financial risk management
Variation in agreed interest rates (as a percent)	10.00%	10.00%
Effect of gain or loss	$ 1,295	$ 24,358
Investments	$ 12,952	$ 243,588